Trillium ESG Global Equity Fund
SCHEDULE OF INVESTMENTS at September 30, 2023 (Unaudited)
Shares		Value
COMMON STOCKS: 98.0%
Automobiles & Components: 1.5%
58,402	Aptiv PLC (Ireland) [1]	$5,757,853
225,561	Cie Generale des Etablissements Michelin SCA (France)	6,903,739
		12,661,592
Banks: 6.9%
15,911,471	Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	5,373,827
34,804	Credicorp Ltd. (Peru)	4,453,868
368,598	DNB Bank ASA (Norway)	7,405,788
709,702	Grupo Financiero Banorte SAB de CV (Mexico)	5,948,425
431,935	Hang Seng Bank Ltd. (Hong Kong)	5,359,228
130,140	HDFC Bank Ltd. - ADR (India)	7,679,561
111,804	KBC Group NV (Belgium)	6,960,540
68,673	PNC Financial Services Group, Inc. (United States)	8,430,984
146,079	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	5,499,443
		57,111,664
Capital Goods: 8.0%
260,617	Assa Abloy AB (Sweden) - Class A	5,662,836
466,057	Atlas Copco AB (Sweden) - Class A	6,259,462
46,440	Ferguson PLC (Switzerland)	7,642,685
41,850	Generac Holdings, Inc. (United States) [1]	4,559,976
184,334	Kurita Water Industries Ltd. (Japan)	6,414,608
99,836	Nidec Corp. (Japan)	4,609,773
197,204	Prysmian SpA (Italy)	7,915,433
49,832	Quanta Services, Inc. (United States)	9,322,072
21,813	Rockwell Automation, Inc. (United States)	6,235,683
36,421	Trane Technologies PLC (Ireland)	7,390,185
		66,012,713
Commercial & Professional Services: 1.8%
206,512	Recruit Holdings Co. Ltd. (Japan)	6,318,241
53,056	Waste Management, Inc. (United States)	8,087,857
		14,406,098
Consumer Discretionary Distribution & Retail: 3.8%
278,188	Industria de Diseno Textil SA (Spain)	10,351,948
124,196	The TJX Companies, Inc. (United States)	11,038,540
35,990	Tractor Supply Co. (United States)	7,307,770
201,282	WH Smith PLC (United Kingdom)	3,286,421
		31,984,679
Consumer Durables & Apparel: 2.0%
14,010	Kering SA (France)	6,365,628
233,963	Levi Strauss & Co. (United States) - Class A	3,177,218
73,010	Nike, Inc. (United States) - Class A	6,981,216
		16,524,062
Consumer Services: 2.1%
46,524	Bright Horizons Family Solutions, Inc. (United States) [1]	3,789,845
35,828	Marriott International, Inc. (United States) - Class A	7,042,352
72,663	Starbucks Corp. (United States)	6,631,952
		17,464,149
Consumer Staples Distribution & Retail: 2.3%
208,580	Jeronimo Martins, SGPS, SA (Portugal)	4,684,334
221,402	Koninklijke Ahold Delhaize NV (Netherlands)	6,672,988
69,355	Target Corp. (United States)	7,668,582
		19,025,904
Financial Services: 5.5%
140,411	Bank of New York Mellon Corp. (United States)	5,988,529
61,374	Intercontinental Exchange, Inc. (United States)	6,752,368
26,822	LPL Financial Holdings, Inc. (United States)	6,374,248
15,617	MSCI, Inc. (United States)	8,012,770
110,365	PayPal Holdings, Inc. (United States) [1]	6,451,938
51,271	Visa, Inc. (United States) - Class A	11,792,843
		45,372,696
Food, Beverage & Tobacco: 3.4%
81,832	Darling Ingredients, Inc. (United States) [1]	4,271,630
68,336	Kerry Group PLC (Ireland) - Class A	5,709,778
89,309	McCormick & Co., Inc. (United States)	6,755,333
103,234	Nestle SA (Switzerland)	11,685,678
		28,422,419
Health Care Equipment & Services: 5.6%
98,561	Alcon, Inc. (Switzerland)	7,605,701
40,159	Cochlear Ltd. (Australia)	6,577,376
46,524	Coloplast A/S (Denmark) - Class A	4,923,031
142,869	CVS Health Corp. (United States)	9,975,114
107,897	Edwards Lifesciences Corp. (United States) [1]	7,475,104
43,972	Straumann Holding AG (Switzerland)	5,596,710
86,203	Sysmex Corp. (Japan)	4,096,123
		46,249,159
Household & Personal Products: 3.5%
148,310	Essity AB (Sweden) - Class A	3,198,639
119,036	Kao Corp. (Japan)	4,412,072
24,449	L'Oreal SA (France)	10,131,962
226,916	Unilever PLC (United Kingdom)	11,234,019
		28,976,692
Insurance: 3.3%
914,211	AIA Group Ltd. (Hong Kong)	7,393,359
34,888	Allianz SE (Germany)	8,302,516
966,076	Aviva PLC (United Kingdom) [1]	4,572,619
46,271	The Travelers Companies, Inc. (United States)	7,556,517
		27,825,011
Materials: 5.0%
46,692	Air Liquide SA (France)	7,864,408
143,131	Ball Corp. (United States)	7,125,061
87,523	Croda International PLC (United Kingdom)	5,227,921
46,355	Ecolab, Inc. (United States)	7,852,537
889,932	Klabin SA - (Brazil)	4,236,718
33,117	Koninklijke DSM NV (Netherlands) [2]	3,993,227
21,224	Sika AG (Switzerland)	5,377,333
		41,677,205
Media & Entertainment: 4.5%
229,206	Alphabet, Inc. (United States) - Class A [1]	29,993,897
91,943	The Walt Disney Co. (United States) [1]	7,451,980
		37,445,877
Pharmaceuticals, Biotechnology & Life Sciences: 7.4%
24,963	CSL Ltd. (Australia)	4,021,617
91,000	Gilead Sciences, Inc. (United States)	6,819,540
109,168	Merck & Co., Inc. (United States)	11,238,846
41,934	Merck KGaA (Germany)	6,990,705
138,888	Novo Nordisk AS (Denmark) - Class A	12,645,928
37,523	Roche Holdings AG (Switzerland)	10,243,821
18,589	Thermo Fisher Scientific, Inc. (United States)	9,409,194
		61,369,651
Real Estate Management & Development: 3.0%
35,234	American Tower Corp. - REIT (United States)	5,794,231
2,923,352	Capitaland Ltd. (Singapore)	6,605,484
231,173	Daiwa House Industry Co. Ltd. (Japan)	6,204,545
45,925	Jones Lang LaSalle, Inc. (United States) [1]	6,483,692
		25,087,952
Semiconductors & Semiconductor Equipment: 6.3%
62,308	Applied Materials, Inc. (United States)	8,626,543
254,253	Infineon Technologies AG (Germany)	8,421,050
43,468	NVIDIA Corp. (United States)	18,908,145
128,785	Taiwan Semiconductor Manufacturing Co. Ltd. SA - ADR (Taiwan)	11,191,417
31,916	Texas Instruments, Inc. (United States)	5,074,963
		52,222,118
Software & Services: 8.4%
29,038	Accenture PLC (Ireland) - Class A	8,917,860
20,542	Adobe Systems, Inc. (United States) [1]	10,474,366
185,916	Dassault Systemes SE (France)	6,905,371
119,187	Microsoft Corp. (United States)	37,633,295
42,869	SAP SE (Germany)	5,549,051
		69,479,943
Technology Hardware & Equipment: 7.0%
234,729	Apple, Inc. (United States)	40,187,952
138,290	Cisco Systems, Inc. (United States)	7,434,470
51,103	IPG Photonics Corp. (United States) [1]	5,188,999
13,243	Samsung SDI Co. Ltd. (Republic of Korea)	5,004,697
		57,816,118
Telecommunication Services: 1.3%
140,926	BCE, Inc. (Canada)	5,379,726
139,309	Verizon Communications, Inc. (United States)	4,515,005
		9,894,731
Transportation: 2.7%
92,197	Canadian Pacific Kansas City Ltd. (Canada)	6,853,090
18,935	Kuehne + Nagel International AG (Switzerland)	5,380,017
61,374	United Parcel Service, Inc. (United States) - Class B	9,566,365
		21,799,472
Utilities: 2.7%
47,374	American Water Works Co., Inc. (United States)	5,866,322
455,150	EDP Renovaveis SA (Spain)	7,454,185
730,922	Interconexion Electrica SA ESP (Colombia)	2,671,057
885,599	Terna Rete Elettrica Nazionale SpA (Italy)	6,660,980
		22,652,544
TOTAL COMMON STOCKS (Cost $600,959,483)		811,482,449

PREFERRED STOCKS: 0.5%
Banks: 0.5%
861,067	Itau Unibanco Holding SA - ADR (Brazil)	4,623,930
TOTAL PREFERRED STOCKS (Cost $4,438,915)		4,623,930

SHORT-TERM INVESTMENTS: 0.9%
Money Market Funds: 0.9%
7,225,086	Invesco - Government & Agency Portfolio - Institutional Class (United States), 5.260% [3]	7,225,086
Total Money Market Funds: 0.9%		7,225,086

TOTAL SHORT-TERM INVESTMENTS (Cost $7,225,086)		7,225,086

TOTAL INVESTMENTS IN SECURITIES: 99.4% (Cost $612,623,484)		823,331,465
Other Assets in Excess of Liabilities: 0.6%		4,981,069
TOTAL NET ASSETS: 100.0%		$828,312,534

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

[1]	Non-income producing security.
[2]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[3]	Annualized seven-day effective yield as of September 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the Trillium ESG Global Equity Fund's (the "Fund") administrator, U.S. Bancorp Fund Services, LLC.

Allocation of Portfolio Holdings as of September 30, 2023
Country	Portfolio Holdings	Percent of Total Net Assets
Australia	$10,598,993	1.3%
Belgium	6,960,540	0.8
Brazil	8,860,648	1.1
Canada	12,232,816	1.5
Colombia	2,671,057	0.3
Denmark	17,568,959	2.1
France	38,171,108	4.6
Germany	29,263,322	3.5
Hong Kong	12,752,587	1.6
India	7,679,561	0.9
Indonesia	5,373,827	0.7
Ireland	27,775,676	3.4
Italy	14,576,413	1.8
Japan	37,554,805	4.5
Mexico	5,948,425	0.7
Netherlands	10,666,215	1.3
Norway	7,405,788	0.9
Peru	4,453,868	0.5
Portugal	4,684,334	0.6
Republic of Korea	5,004,697	0.6
Singapore	6,605,484	0.8
Spain	17,806,133	2.2
Sweden	15,120,937	1.8
Switzerland	53,531,945	6.5
Taiwan	11,191,417	1.4
United Kingdom	24,320,980	2.9
United States	424,550,930	51.3
Other Assets in Excess of Liabilities	4,981,069	0.6
	$828,312,534	100.0%

Trillium ESG Global Equity Fund
Summary of Fair Value Disclosure at September 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$487,805,603	$319,683,619	$3,993,227	$811,482,449
Preferred Stocks	4,623,930	–	–	4,623,930
Short-Term Investments	7,225,086	–	–	7,225,086
Total Investments in Securities	$499,654,619	$319,683,619	$3,993,227	$823,331,465